Loans and Related Allowace for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Related Allowance for Credit Losses [Abstract]
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]

As of December 31, 2012	Pass	Special Mention	Substandard		Doubtful	Total

Commercial, financial and agricultural	$17,570	$904	$822		$-	$19,296
Real estate - commercial	55,198	8,939	5,010		40	69,187
Real estate - construction	14,001	1,022	867		2,202	18,092
Real estate - mortgage	144,179	3,864	2,350		2,729	153,122
Obligations of states and political subdivisions	12,769	-	-		-	12,769
Personal	5,024	10	-		-	5,034
Total	$248,741	$14,739	$9,049		$4,971	$277,500

As of December 31, 2011	Pass	Special Mention	Substandard		Doubtful	Total

Commercial, financial and agricultural	$17,657	$671	$1,089		$-	$19,417
Real estate - commercial	48,108	8,898	3,768		-	60,774
Real estate - construction	14,616	1,022	720		1,150	17,508
Real estate - mortgage	161,607	7,513	3,758		3,666	176,544
Obligations of states and political subdivisions	8,780	-	-		-	8,780
Personal	6,640	18	-	-	-	6,658
Total	$257,408	$18,122	$9,335		$4,816	$289,681

Impaired Loans by Loan Portfolio Class [Table Text Block]

	As of December 31, 2012			As of December 31, 2011
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$160	$160	$-	$238	$238	$-
Real estate - commercial	2,672	2,672	-	2,312	2,312	-
Real estate - construction	2,004	2,197	-	720	720	-
Real estate - mortgage	487	523	-	2,254	2,254	-

With an allowance recorded:
Real estate - construction	$198	$198	$91	$1,150	$1,150	$343
Real estate - mortgage	2,141	2,141	1,036	2,865	2,865	432

Total:
Commercial, financial and agricultural	$160	$160	$-	$238	$238	$-
Real estate - commercial	2,672	2,672	-	2,312	2,312	-
Real estate - construction	2,202	2,395	91	1,870	1,870	343
Real estate - mortgage	2,628	2,664	1,036	5,119	5,119	432
	$7,662	$7,891	$1,127	$9,539	$9,539	$775

Average of Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

	Year Ended December 31, 2012			Year Ended December 31, 2011			Year Ended December 31, 2010
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$199	$14	$-	$274	$19	$-	$1,097	$23	$-
Real estate - commercial	2,492	119	3	2,354	139	10	1,844	123	17
Real estate - construction	1,362	-	-	485	42	14	550	15	15
Real estate - mortgage	1,371	-	-	2,453	34	47	2,712	99	6

With an allowance recorded:
Real estate - construction	$674	$-	$15	$1,025	$-	$-	$300	$2	$2
Real estate - mortgage	2,503	-	-	2,051	65	-	1,491	14	14

Total:
Commercial, financial and agricultural	$199	$14	$-	$274	$19	$-	$1,097	$23	$-
Real estate - commercial	2,492	119	3	2,354	139	10	1,844	123	17
Real estate - construction	2,036	-	15	1,510	42	14	850	17	17
Real estate - mortgage	3,874	-	-	4,504	99	47	4,203	113	20
	$8,601	$133	$18	$8,642	$299	$71	$7,994	$276	$54

Nonaccrual Loans by Classes of the Loan Portfolio [Table Text Block]

Nonaccrual loans:	December 31, 2012	December 31, 2011

Commercial, financial and agricultural	$-	$2
Real estate - commercial	1,170	520
Real estate - construction	2,202	1,497
Real estate - mortgage	3,617	5,928
Total	$6,989	$7,947

Loan Portfolio Summarized by the Past Due Status [Table Text Block]

As of December 31 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$30	$-	$191	$221	$19,075	$19,296	$191
Real estate - commercial	295	819	1,928	3,042	66,145	69,187	758
Real estate - construction	9	136	2,335	2,480	15,612	18,092	330
Real estate - mortgage	1,359	3,131	4,428	8,918	144,204	153,122	1,318
Obligations of states and political subdivisions	-	-	-	-	12,769	12,769	-
Personal	29	25	2	56	4,978	5,034	2
Total	$1,722	$4,111	$8,884	$14,717	$262,783	$277,500	$2,599

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$220	$2	$30	$252	$19,165	$19,417	$30
Real estate - commercial	245	466	1,319	2,030	58,744	60,774	799
Real estate - construction	278	32	2,030	2,340	15,168	17,508	533
Real estate - mortgage	2,871	145	7,303	10,319	166,225	176,544	1,375
Obligations of states and political subdivisions	-	-	-	-	8,780	8,780	-
Personal	50	11	6	67	6,591	6,658	6
Total	$3,664	$656	$10,688	$15,008	$274,673	$289,681	$2,743

Allowance for Loan Losses and Recorded Investments in Loans Receivable [Table Text Block]

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2012	$195	$455	$442	$1,771	$-	$68	$2,931
Charge-offs	(25)	-	(193)	(852)	-	(1)	(1,071)
Recoveries	8	-	-	-	-	2	10
Provisions	1	8	(47)	1,468	-	(19)	1,411
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281

As of December 31, 2012	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281
Ending balance: individually evaluated for impairment	$-	$-	$91	$1,036	$-	$-	$1,127
Ending balance: collectively evaluated for impairment	$179	$463	$111	$1,351	$-	$50	$2,154

Loans, net of unearned interest:
Ending balance	$19,296	$69,187	$18,092	$153,122	$12,769	$5,034	$277,500
Ending balance: individually evaluated for impairment	$160	$2,672	$2,202	$2,628	$-	$-	$7,662
Ending balance: collectively evaluated for impairment	$19,136	$66,515	$15,890	$150,494	$12,769	$5,034	$269,838

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$-	$73	$2,824
Charge-offs	(18)	(37)	-	(205)	-	(22)	(282)
Recoveries	2	-	-	10	-	13	25
Provisions	48	50	106	156	-	4	364
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931

As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
Ending balance: individually evaluated for impairment	$-	$-	$343	$432	$-	$-	$775
Ending balance: collectively evaluated for impairment	$195	$455	$99	$1,339	$-	$68	$2,156

Loans, net of unearned interest:
Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681
Ending balance: individually evaluated for impairment	$238	$2,312	$1,870	$5,119	$-	$-	$9,539
Ending balance: collectively evaluated for impairment	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142

As of December 31, 2010	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$163	$442	$336	$1,810	$-	$73	$2,824
Ending balance: individually evaluated for impairment	$-	$-	$235	$335	$-	$-	$570
Ending balance: collectively evaluated for impairment	$163	$442	$101	$1,475	$-	$73	$2,254

Loans, net of unearned interest:
Ending balance	$19,911	$56,305	$13,256	$190,958	$8,984	$8,688	$298,102
Ending balance: individually evaluated for impairment	$309	$2,395	$1,150	$3,889	$-	$-	$7,743
Ending balance: collectively evaluated for impairment	$19,602	$53,910	$12,106	$187,069	$8,984	$8,688	$290,359

	Years Ended December 31,
	2012	2011		2010
Balance of allowance - beginning of period	$2,931	$2,824	$	$ 2,719
Loans charged off:
Commercial, financial and agricultural	25	18		134
Real estate - commercial	-	37		-
Real estate - construction	193	-		-
Real estate - mortgage	852	205		482
Personal	1	22		38
Total charge-offs	1,071	282		654

Recoveries of loans previously charged off:
Commercial, financial and agricultural	8	2		-
Real estate - mortgage	-	10		-
Personal	2	13		18
Total recoveries	10	25		18

Net charge-offs	1,061	257		636
Provision for loan losses	1,411	364		741
Balance of allowance - end of period	$3,281	$2,931	$	$ 2,824

Ratio of net charge-offs during period to
average loans outstanding	0.38%	0.09%		0.21%